Award Timing Disclosure	12 Months Ended
Jun. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee does not grant LTIP Awards to executive officers in anticipation of the release of significant positive earnings announcements or other material non-public information likely to result in changes to the price of our common stock.
Stock Incentives, including stock appreciation rights and stock options, for our regular annual equity awards are typically approved by the Committee at a regularly-scheduled Committee meeting that occurs in August of each year. These grants are generally made effective on the date of such approval. Committee meetings are scheduled several years in advance and generally occur in the third week of August. Stock Incentive values to be utilized for such annual awards are determined as of the grant date based upon a Black-Scholes valuation model. Those values are then used to determine the number of Stock Incentives to be granted to recipients. The Committee does not take material nonpublic information into account when determining the timing and terms of such awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Consistent with its historical practice, the Committee granted Stock Incentives to our Named Executive Officers during its regularly-scheduled Committee meeting on August 20, 2025, which was during the period beginning four business days before the filing of our annual report on Form 10-K for the fiscal year ended June 30, 2025.
Award Timing Method	Stock Incentives, including stock appreciation rights and stock options, for our regular annual equity awards are typically approved by the Committee at a regularly-scheduled Committee meeting that occurs in August of each year. These grants are generally made effective on the date of such approval. Committee meetings are scheduled several years in advance and generally occur in the third week of August.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take material nonpublic information into account when determining the timing and terms of such awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false